Transamerica JPMorgan International Moderate Growth VP

SCHEDULE OF INVESTMENTS

At March 31, 2024

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 98.0%
International Alternative Fund - 3.0%
Transamerica Unconstrained Bond (A)	1,402,833	$ 12,387,015

International Equity Funds - 51.5%
Transamerica BlackRock Real Estate Securities VP (A)	110,148	1,056,324
Transamerica Emerging Markets Opportunities (A)	5,656	42,644
Transamerica International Equity (A)	4,049,840	84,803,657
Transamerica International Focus (A)	8,389,639	70,976,343
Transamerica International Small Cap Value (A)	3,667,237	54,898,545

		211,777,513

International Mixed Allocation Fund - 16.4%
Transamerica Aegon Bond VP (A)	6,994,027	67,492,359

U.S. Equity Funds - 10.4%
Transamerica Large Cap Value (A)	6,023	85,887
Transamerica WMC US Growth VP (A)	1,047,451	42,599,850

		42,685,737

U.S. Fixed Income Funds - 16.7%
Transamerica Core Bond (A)	1,016,140	8,718,484
Transamerica Floating Rate (A)	437,752	3,966,036
Transamerica High Yield Bond (A)	4,407,971	35,616,406
Transamerica Long Credit (A)	2,118,761	20,573,174

		68,874,100

Total Investment Companies (Cost $369,684,310)		403,216,724

	Principal	Value
U.S. GOVERNMENT OBLIGATION - 1.6%
U.S. Treasury - 1.6%
U.S. Treasury Notes 4.13%, 01/31/2025 (B)	$ 6,523,900	6,470,808

Total U.S. Government Obligation (Cost $6,489,828)		6,470,808

REPURCHASE AGREEMENT - 0.4%
Fixed Income Clearing Corp., 2.50% (C), dated 03/28/2024, to be repurchased at $1,751,684 on 04/01/2024. Collateralized by a U.S. Government Obligation, 4.00%, due 12/15/2025, and with a value of $1,786,319.	1,751,198	1,751,198

Total Repurchase Agreement (Cost $1,751,198)		1,751,198

Total Investments (Cost $377,925,336)		411,438,730
Net Other Assets (Liabilities) - 0.0% (D)		123,890

Net Assets - 100.0%		$ 411,562,620

Transamerica Series Trust	Page 1

Transamerica JPMorgan International Moderate Growth VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2024

(unaudited)

FUTURES CONTRACTS:

Long Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
5-Year U.S. Treasury Notes	922	06/28/2024	$98,389,328	$98,668,406	$279,078	$—
10-Year U.S. Treasury Notes	31	06/18/2024	3,414,424	3,434,703	20,279	—
CAD Currency	401	06/18/2024	29,780,447	29,649,940	—	(130,507)
EURO STOXX 50® Index	75	06/21/2024	4,081,169	4,082,098	929	—
MSCI EAFE Mini Index	472	06/21/2024	55,583,242	55,627,560	44,318	—
S&P/TSX 60 Index	154	06/20/2024	30,132,507	30,500,993	368,486	—
TOPIX Index	62	06/13/2024	10,964,206	11,344,960	380,754	—

Total					$1,093,844	$(130,507)

Short Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
S&P 500® E-Mini Index	(84)	06/21/2024	$(22,045,846)	$(22,295,700)	$—	$(249,854)
U.S. Treasury Ultra Bonds	(201)	06/18/2024	(25,284,566)	(25,929,000)	—	(644,434)

Total					$—	$(894,288)

Total Futures Contracts					$1,093,844	$(1,024,795)

INVESTMENT VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Companies	$403,216,724	$—	$—	$403,216,724
U.S. Government Obligation	—	6,470,808	—	6,470,808
Repurchase Agreement	—	1,751,198	—	1,751,198

Total Investments	$403,216,724	$8,222,006	$—	$411,438,730

Other Financial Instruments
Futures Contracts (F)	$1,093,844	$—	$—	$1,093,844

Total Other Financial Instruments	$1,093,844	$—	$—	$1,093,844

LIABILITIES
Other Financial Instruments
Futures Contracts (F)	$(1,024,795)	$—	$—	$(1,024,795)

Total Other Financial Instruments	$(1,024,795)	$—	$—	$(1,024,795)

Transamerica Series Trust	Page 2

Transamerica JPMorgan International Moderate Growth VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2024

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Affiliated investment in the Class I2 shares of funds within Transamerica Funds and/or affiliated investment in the Initial Class shares of funds within Transamerica Series Trust. The Portfolio’s transactions and earnings from these underlying funds are as follows:

Affiliated Investments	Value December 31, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value March 31, 2024	Shares as of March 31, 2024	Dividend Income	Net Capital Gain Distributions
Transamerica Aegon Bond VP	$70,771,688	$—	$(3,028,286)	$(439,941)	$188,898	$67,492,359	6,994,027	$—	$—
Transamerica BlackRock Real Estate Securities VP	1,070,643	—	—	—	(14,319)	1,056,324	110,148	—	—
Transamerica Core Bond	8,766,973	92,478	—	—	(140,967)	8,718,484	1,016,140	92,478	—
Transamerica Emerging Markets Opportunities	41,965	—	—	—	679	42,644	5,656	—	—
Transamerica Floating Rate	3,885,976	79,935	—	—	125	3,966,036	437,752	79,935	—
Transamerica High Yield Bond	35,203,962	541,756	—	—	(129,312)	35,616,406	4,407,971	541,756	—
Transamerica International Equity	69,530,527	12,919,150	(812,049)	108,644	3,057,385	84,803,657	4,049,840	—	—
Transamerica International Focus	107,339,265	—	(40,658,119)	106,777	4,188,420	70,976,343	8,389,639	—	—
Transamerica International Small Cap Value	48,111,816	3,715,291	—	—	3,071,438	54,898,545	3,667,237	—	—
Transamerica Large Cap Value	5,981,973	247	(6,105,223)	(169,522)	378,412	85,887	6,023	247	—
Transamerica Long Credit	16,856,261	4,283,500	—	—	(566,587)	20,573,174	2,118,761	247,348	—
Transamerica Unconstrained Bond	12,225,701	215,130	—	—	(53,816)	12,387,015	1,402,833	188,654	—
Transamerica WMC US Growth VP	20,242,874	17,832,756	—	—	4,524,220	42,599,850	1,047,451	—	—

Total	$400,029,624	$39,680,243	$(50,603,677)	$(394,042)	$14,504,576	$403,216,724	33,653,478	$1,150,418	$—

(B)	All or a portion of the security has been segregated as collateral to cover margin requirements for open futures contracts. The value of the security is $6,436,093.
(C)	Rate disclosed reflects the yield at March 31, 2024.
(D)	Percentage rounds to less than 0.1% or (0.1)%.
(E)	There were no transfers in or out of Level 3 during the period ended March 31, 2024. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.
(F)	Derivative instruments are valued at unrealized appreciation (depreciation).

CURRENCY ABBREVIATION:

CAD	Canadian Dollar

PORTFOLIO ABBREVIATIONS:

EAFE	Europe, Australasia and Far East
STOXX	Deutsche Börse Group & SIX Group Index
TOPIX	Tokyo Price Index
TSX	Toronto Stock Exchange

Transamerica Series Trust	Page 3

Transamerica JPMorgan International Moderate Growth VP

NOTES TO SCHEDULE OF INVESTMENTS

At March 31, 2024

(unaudited)

INVESTMENT VALUATION

Transamerica JPMorgan International Moderate Growth VP (the “Portfolio”) is a series of the Transamerica Series Trust.

Transamerica Asset Management, Inc. (“TAM”) has been designated as the Portfolio’s valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Portfolio’s Board of Trustees. The net asset value of the Portfolio is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM’s own assumptions used in determining the fair value of the Portfolio’s investments and derivative instruments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at March 31, 2024, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Investment companies: Certain investment companies are valued at the NAV as the practical expedient. These investment companies are not included within the fair value hierarchy. Certain other investment companies are valued at the actively traded NAV and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy.

U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

Transamerica Series Trust	Page 4